Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

3. Acquisitions

Logicquest Technology, Inc.

In April 2023, the Company executed a purchase agreement for 99.4 million shares of restricted common stock of Logicquest Technology, Inc., a Nevada corporation (“Logicquest”) representing ownership of 99.1% of Logicquest, 48 shares of Series C Convertible Non-Redeemable Preferred Stock of Logicquest, and 10 shares of Series D Convertible Non-Redeemable Preferred Stock of Logicquest, in exchange for an aggregate purchase price of $225,000. Logicquest was a shell company (as defined in Rule 12b-2 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) quoted on the Over-the-Counter Pink Open Market under the symbol “LOGQ” and is required to file reports and other information with the SEC pursuant to the Exchange Act. In June 2023, the Company merged the assets of Coyni, Inc., a wholly-owned subsidiary of the Company, and Logicquest, with Logicquest as the surviving entity. Subsequently, Logicquest changed its name to Coyni, Inc. (“Coyni PubCo”). In the fourth quarter of 2023, the Company amended the share purchase agreement to reflect 98 million shares of restricted common stock of Logicquest, 48 shares of Series C Convertible Non-Redeemable Preferred Stock of Logicquest, and 10 shares of Series D Convertible Non-Redeemable Preferred Stock of Logicquest, in exchange for an aggregate purchase price of $225,000. In accordance with ASC 805, this transaction was accounted for as an asset acquisition and the acquired assets are included in the consolidated financial statements of the Company as of September 30, 2024.

As previously disclosed, the Company originally intended to transfer the Coyni platform assets, which are owned by the Company, into Coyni PubCo, and subsequently spin-off Coyni PubCo into a new publicly traded entity. However, we subsequently determined that it was in the best interest of the Company and its shareholders to retain the Coyni Platform at the Company to expand payment processing and banking-as-a-service solutions. As such, management no longer plans to pursue a spin-off of Coyni PubCo.

Merchant Payment Solutions LLC

In November 2021, the Company executed a term sheet to acquire certain Automated Clearing House (“ACH”) business of Merchant Payment Solutions LLC (“MPS”). Upon execution of the term sheet, the Company made a refundable earnest money deposit in the amount of $725,000 toward the total purchase price. After conducting due diligence, the Company elected to terminate the term sheet on April 21, 2023. In June 2023, the Company and MPS agreed to finalize a Portfolio Purchase Agreement (“Purchase Agreement”). Pursuant to the Purchase Agreement, the Company acquired the ACH portfolio of MPS for $725,000. In accordance with ASC 805, this transaction was accounted for as an asset acquisition.

4.	Acquisitions

Logicquest Technology, Inc.

In April 2023, the Company executed a purchase agreement for 99.4 million shares of restricted common stock of Logicquest Technology, Inc., a Nevada corporation (“Logicquest”) representing ownership of 99.1% of Logicquest, 48 shares of Series C Convertible Non-Redeemable Preferred Stock of Logicquest, and 10 shares of Series D Convertible Non-Redeemable Preferred Stock of Logicquest, in exchange for an aggregate purchase price of $225,000. Logicquest was a shell company (as defined in Rule 12b-2 of the Exchange Act) quoted on the Over-the-Counter Pink Open Market under the symbol “LOGQ” and is required to file reports and other information with the SEC pursuant to the Exchange Act. In June 2023, the Company merged the assets of Coyni, Inc., a wholly-owned subsidiary of the Company, and Logicquest, with Logicquest as the surviving entity. Subsequently, Logicquest changed its name to Coyni, Inc. (“Coyni PubCo”). In the fourth quarter of 2023, the Company amended the share purchase agreement to reflect 98 million shares of restricted common stock of Logicquest, 48 shares of Series C Convertible Non-Redeemable Preferred Stock of Logicquest, and 10 shares of Series D Convertible Non-Redeemable Preferred Stock of Logicquest, in exchange for an aggregate purchase price of $225,000. In accordance with ASC 805, Business Combinations, this transaction was accounted for as an asset acquisition and the acquired assets are included in the consolidated financial statements of the Company as of December 31, 2023.

As previously disclosed, the Company originally intended to transfer the Coyni Platform assets, which are owned by the Company, into Coyni PubCo, and subsequently spin-off Coyni PubCo into a new publicly traded entity. However, we subsequently determined that it was in the best interest of the Company and its shareholders to retain the Coyni Platform at the Company to expand payment processing and banking-as-a-service solutions. As such, management no longer plans to pursue a spin-off of Coyni PubCo.

Merchant Payment Solutions LLC

In November 2021, the Company executed a term sheet to acquire certain Automated Clearing House (“ACH”) business of Merchant Payment Solutions LLC (“MPS”). Upon execution of the term sheet, the Company made a refundable earnest money deposit in the amount of $725,000 toward the total purchase price. After conducting due diligence, the Company elected to terminate the term sheet on April 21, 2023. In June 2023, the Company and MPS agreed to finalize a Portfolio Purchase Agreement (“Purchase Agreement”). Pursuant to the Purchase Agreement, the Company acquired the ACH portfolio of MPS for $725,000. In accordance with ASC 805, Business Combinations, this transaction was accounted for as an asset acquisition.

Transact Europe Holdings

On April 1, 2022, the Company acquired Transact Europe Holdings for $28.8 million (€26.0 million) in cash. Transact Europe Holdings is the holding company of TEU, which formally changed its name to RYVYL EU on December 16, 2022. RYVYL EU is an EU regulated electronic money institution headquartered in Sofia, Bulgaria. RYVYL EU is a Principal Level Member of Visa, a worldwide member of MasterCard, and a principal member of China UnionPay. In addition, RYVYL EU is part of the SEPA program, a payment system enabling cashless payments across continental Europe. RYVYL EU provides complete payment solutions by offering acquiring, issuing of prepaid cards and agent banking, serving hundreds of clients. With a global footprint, proprietary payment gateway, and technology platforms, RYVYL EU offers a comprehensive portfolio of services and decades of industry experience.

The acquisition of Transact Europe Holdings meets the criteria to be accounted for as a business combination in accordance with ASC 805, Business Combinations. This method requires, among other things, that assets acquired and liabilities assumed be recognized at their fair values as of the acquisition date and that the difference between the fair value of the consideration paid for the acquired entity and the fair value of the net assets acquired be recorded as goodwill, which is not amortized but is tested at least annually for impairment.

The following summarizes the estimated fair values of the net assets acquired, which were recorded as of April 1, 2022 (dollars in thousands):

Tangible assets (liabilities):
Net assets	$7,339

Intangible assets:
Customer relationships	1,267
Goodwill	20,205
Total intangible assets	21,472

Total net assets acquired	$28,811

Sky Financial & Intelligence

On March 31, 2022, the Company contracted to acquire a portfolio of merchant accounts from Sky Financial for $18.1 million. The Company paid $16.0 million in cash in March 2022 and issued 500,000 shares of restricted common stock for the transaction on May 12, 2022. The entire amount tendered in both cash and stock was recorded as a customer relationships asset.

As of the date of this filing, the Company has not received delivery of the acquired merchant list and the associated ISO management portal access. The Company charged off the entire purchase price in 2022. Also, during 2022, the Company suspended its reporting of revenue from the Sky Financial portfolio. The Company is actively pursuing its entitlements under the purchase agreement. See Note 15, Commitments and Contingencies, for further information.